Debt - Outstanding Principal Balances (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Total debt	$ 219,246,057
Current portion of deferred finance fees	(663,254)	$ (674,700)
Total current portion of long-term debt	32,638,262	20,216,171
Non-current portion of long-term debt	182,627,341	187,066,842
Loans Payable [Member]
Total debt	219,246,057	211,526,507
Deferred finance fees	(3,980,454)	(4,243,494)
Net total debt	215,265,603	207,283,013
Current portion of long-term debt	33,668,970	21,274,111
Current portion of deferred finance fees	(1,030,708)	(1,057,940)
Total current portion of long-term debt	32,638,262	20,216,171
Non-current portion of long-term debt	182,627,341	187,066,842
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	5,690,000	6,045,000
Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	97,125,823	100,000,000
Nordea SEB Revolving Facility [Member] | Loans Payable [Member]
Total debt	40,000,000	40,000,000
ABN CACIB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	61,462,500	61,462,500
ABN AMRO Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 14,967,734	$ 4,019,007